Statements of Cash Flows (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Cash Flows from Operating Activities
Net (loss) income	$ 218,825	$ (143,626)
Adjustment to reconcile net loss to net cash used in operating activities:
Foreign currency transaction loss (gain)	(20,021)	1,031
Gain on sale of investment	(1,981,344)
Investment revaluation	(216,270)
Extinguishment of liabilities		(197,745)
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable and accrued liabilities	205,983	25,190
Increase (decrease) in amounts due to related parties	(18,120)	132,049
Net cash used in operating activities	(1,810,947)	(183,101)
Cash Flows from Financing Activities
Loan from related parties	94,000
Loan repaid to related parties	9,000
Loan from unrelated third parties	846,027	110,000
Common shares issued for cash	861,900
Net cash provided by financing activities	1,792,927	110,000
Effect of exchange rates on cash	20,025	7,821
Increase (decrease) in cash	2,005	(65,280)
Cash, beginning of period	519	65,799
Cash, end of period	$ 2,524	$ 519